Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   June 30, 2008

Check here if Amendment  [   ];  Amendment Number :  _____
This Amendment  (Check only one.):  	[    ]  is a restatement.
							[    ]  adds new holdings
					         	        entries.
Institutional Investment Manager Filing this Report:

Name:			London Life Insurance Company
Address:		100 Osborne St. North
			Winnipeg, Manitoba
			R3C 3A5

Form 13F File Number:   28-10600

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:	Susan Ledwich
Title:	Associate Manager, Investment Compliance
Phone:	204-946-7162

Signature, Place, and Date of Signing:


Susan Ledwich             Winnipeg, Manitoba    August 12, 2008
 [Signature]               [City, State]           [Date]

Report Type  (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager;
[If there are no entries in this list, omit this section.]

	Form 13F File Number		Name

	28-10601			The Great-West Life Assurance Company
	(Repeat as necessary.]


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